ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Cash Flows) (Details) - Domestic [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	$ (790)	$ (61,480)	$ 113,176
Net cash (used in) generated from investing activities	(3,763)	(8,913)	(113,148)
Net cash (used in) generated from financing activities	$ (25,963)	$ 95,078	$ (106,688)